Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Schedule of useful lives of property, plant and equipment used in the calculation of depreciation

Buildings	25 years
Plant and equipment	5–10 years
Office equipment	3–5 years
Leasehold equipment under finance leases	Over the lease terms